INCOME TAXES (Schedule of Deferred Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Reserves and accruals	$ 615	$ 544
Carryforward tax losses	26,928	27,089
Other temporary differences	1,620	1,821
Total deferred tax assets before valuation allowance	29,163	29,454
Valuation allowance	(26,095)	(26,786)
Net deferred tax assets	3,068	2,668
Goodwill	(6,244)	(4,906)
Other temporary differences	(227)	(233)
Total deferred tax liabilities	(6,471)	(5,139)
Total deferred tax assets (Liabilities)	(3,405)	(2,471)
Domestic	(3,405)	(2,471)
Foreign